Offerings	Sep. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.001 per share, issuable upon conversion of an unsecured convertible promissory note
Amount Registered | shares	182,016,746
Proposed Maximum Offering Price per Unit	0.3765
Maximum Aggregate Offering Price	$ 68,529,304.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,463.90
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered include an indeterminate number of additional Class A Ordinary Shares that may become issuable as a result of share splits, share dividends or similar transactions. Consists of 182,016,746 Class A Ordinary Shares, representing 200% of the maximum number of Class A Ordinary Shares issuable upon full conversion of the unsecured convertible promissory note at the floor price of $0.10988 per share. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's Class A Ordinary Shares as reported on the NYSE American on September 18, 2026, which were $0.3930 and $0.3600, respectively.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.001 per share, issuable upon exercise of Common Warrants
Amount Registered | shares	264,987,889
Proposed Maximum Offering Price per Unit	0.3765
Maximum Aggregate Offering Price	$ 99,767,940.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,777.95
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered include an indeterminate number of additional Class A Ordinary Shares that may become issuable as a result of share splits, share dividends or similar transactions. Represents 264,987,889 Class A Ordinary Shares being registered for resale that may be issuable upon exercise of the Common Warrants. This amount represents only a portion of the Class A Ordinary Shares that may become issuable upon exercise of the Common Warrants; additional Class A Ordinary Shares that may become issuable are not being registered pursuant to this registration statement. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's Class A Ordinary Shares as reported on the NYSE American on September 18, 2026, which were $0.3930 and $0.3600, respectively.